ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM
Adam M. Schlichtmann
T +1 617 951 7114
F +1 617 235 7346 adam.schlichtmann@ropesgray.com

April 29, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	State Street Master Funds (the “Registrant”)

File Number: 811-09599

Post-Effective Amendment No. 21 (the “Amendment”) to Registration Statement as filed on Form N-1A

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Registrant is the Amendment to the registration statement on Form N-1A (the “Registration Statement”), which is being filed pursuant to (1) the Investment Company Act of 1940, as amended (the “1940 Act”), and Rule 8b-11 thereunder, and (2) General Instructions B and C to Form N-1A.

Sincerely yours,

/s/ Adam M. Schlichtmann

Adam M. Schlichtmann

Enclosures